SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions		6 Months Ended	12 Months Ended
	Aug. 14, 2025 USD ($) vessel loan $ / shares	Jun. 30, 2024 vessel	Dec. 31, 2024 vessel
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels acquired		11	19
Purchase of second hand MR vessels
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels with purchase option exercised	13
Number of vessels acquired	3
Number of vessels remaining to be transferred	10
Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Financing commitments secured | $	$ 857.0
Number of existing loans refinanced | loan	2
Lease agreement, number of vessels covered	22
Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed (in USD per share) | $ / shares	$ 0.40
Dividends proposed | $	$ 39.2
Percentage of profit distributed as dividends	67.00%